Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 558,903	$ 452,607
Less: accumulated depreciation	256,964	161,576
Total	301,939	291,031	$ 41,116
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	108,409	71,778
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,044	2,825
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal	238,537	203,751
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 208,913	$ 174,253